Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets:

Classification	Useful Life
Furniture and fixtures	3 years
Computers, equipment, and software	3 years
Internal-use software	2 years
Leasehold improvements	Shorter of remaining lease term or the estimated useful life of 3 years
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Furniture and fixtures	$52,334	$41,092
Computers, equipment, and software	6,967	4,361
Internal-use software	12,283	7,023
Leasehold improvements	314	179
Property and equipment	71,898	52,655
Less accumulated depreciation	(44,437)	(28,451)
Property and equipment, net	$27,461	$24,204